Income and deferred tax	12 Months Ended
Dec. 31, 2024
Income and deferred tax
Income and deferred tax

(6) Income and deferred tax

-Accounting Principles-

Income taxes comprise current, non-current and deferred tax.

Income tax is recognized in the Consolidated Income Statement except to the extent that it relates to items recognized directly within equity or in Other Comprehensive Income.

Current tax is the expected taxes payable on the taxable income for the year, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years. The tax rates for domestic companies are between 31% and 32% and for foreign companies between 17% and 28%.

In cases where amounts recognized in the tax returns are likely not to be realized (uncertain tax positions), a tax liability is recorded. The amount is determined from the best possible estimate of expected tax payments (most likely amount of tax uncertainty). Tax claims from uncertain tax positions are only recognized if their realization is probable. Only in the case of an existing tax loss carryforward or an unused tax credit there is no tax liability or tax claim recognized for these uncertain tax positions; instead, the deferred tax asset for the unused tax loss carryforwards and tax credits is adjusted accordingly. This assessment relies on estimates and assumptions and may involve a series of judgements about future events.

New information may become available that causes the Group to change its judgement regarding adequacy of existing tax assets and liabilities. Such changes to tax assets and liabilities will impact the income tax expense in the period during which such a determination is made.

Deferred tax assets and liabilities are recognized, using the Balance Sheet method, for the expected tax consequences of temporary differences between the carrying amounts of assets and liabilities according to IFRS and the amounts used for taxation purposes. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred taxes are recognized for all taxable temporary differences, except:

●	temporary differences arising on the initial recognition of goodwill,
●	temporary differences on the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, and at the time of the transaction, does not give rise to equal taxable and deductible temporary differences,
●	temporary differences relating to investments in subsidiaries, associates, and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity or on different taxable entities, but the Group intends to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that there will be future taxable profits against which they can be utilized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. The Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

In 2024, deferred tax assets amounting to € 16,632k (December 31, 2023: € 5,239k) were recognized across multiple subsidiaries that incurred losses during the current or prior financial year. Those losses were mainly incurred due to exceptional circumstances, i.e. the cyber-attack in 2023, ramp-up costs related to construction of the biomanufacturing facility in Toulouse and the restructuring costs in 2024. Based on positive future earnings projections, it is considered probable that sufficient taxable income will be available in the future to utilize the recognized deferred tax assets.

International Tax Reform - Pillar II Framework

The Group falls within the scope of application of the so-called Pillar II Framework, that entered into force in the German legislation on December 28, 2023.

The Minimum Tax Act applies for the first time financial years beginning on or after December 30, 2023 (“MinStG”). Pillar II legislation has been enacted or substantially enacted in a number of other jurisdictions in which the Group operates, effective for the financial year beginning January 1, 2024. As the Group is in scope of the Pillar II legislation the Group may be liable to pay a top-up tax for each jurisdiction having an effective tax rate below 15%.

During the transitional period from 2024 to 2026, the top-up tax can, upon request, be deemed zero for a jurisdiction where the requirements of the country by country reporting safe harbor rules are met. The Group will exercise this option, which based on the 2024 fiscal year, will lead to the Company being exempt from minimum taxation in most of the jurisdictions in which it operates.

The application of the global minimum tax rules, as implemented into domestic legislation of the jurisdictions in which the Group operates, results in no material minimum tax being recognized in 2024.

The Group has applied the exception to recognizing and disclosing information about deferred taxes relating to Pillar II income taxes, as provided by the amendment to IAS 12 issued in May 2023 and endorsed in the EU in November 2023.

-Income tax expenses-

Income tax benefit and expense for the years 2024, 2023 and 2022 comprise the following.

	2024	2023	2022
	k€	k€	k€
Current taxes
- Tax expense for the year	(7,761)	(5,251)	(14,132)
- Income (expense) relating to other periods	328	(2,666)	156
Total current income taxes	(7,433)	(7,917)	(13,976)
Deferred taxes
- Tax loss carry forwards	34,786	1,606	(10,862)
- Temporary differences	(29,455)	2,991	3,140
Total deferred income taxes	5,331	4,597	(7,722)
Tax income (expense) recognized in the income statement	(2,102)	(3,320)	(21,698)

-Reconciliation of effective tax rate-

The difference between the actual income tax expense and the result of the net income (loss) and the applicable Group tax rate in the reporting year and the previous year is made up as follows:

	2024	2023	2022
	k€	k€	k€
Income (loss) before taxes	(193,977)	(80,593)	(153,956)
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	62,616	26,015	49,697
Non-deductible expenses	(33,773)	(8,274)	(59,543)
R&D tax credits	8,667	8,558	13,454
Tax free income	13,106	7,968	3,184
Permanent differences from GILTI	(778)	(156)	(3,724)
Tax effects from investments accounted for using the equity method	(683)	(8,373)	(5,152)
Deviation tax rates to expected tax rate	(992)	(1,343)	448
Change in tax rates	—	(251)	636
Change in recognition of deferred tax assets	(49,359)	(25,568)	(19,167)
Taxes related to prior years
Current Taxes	328	(2,666)	156
Deferred Taxes	(1,736)	556	(1,348)
Other	502	213	(341)
Effective income tax income (expense)	(2,102)	(3,320)	(21,698)
Effective income tax rate	(1.08)%	(4.12)%	(14.09)%

The Group tax rate includes corporate income tax plus solidarity surcharge of 15.825% and trade tax of 16.450%.

The tax-free income in 2024 mainly results from the gain on the sale of the shares in Recursion Pharmaceuticals Inc and the non-deductible expenses mainly result from the devaluation of shares in corporations and the loss on the sale of the shares in Evotec Drug Substance GmbH.

-Deferred Taxes-

Deferred income tax assets and liabilities calculated with the anticipated tax rates of each entity as of December 31, 2024 and 2023 relate to the following:

	Jan 1, 2024				Dec 31, 2024
			Recognised in
		Recognised	other	Foreign		Deferred	Deferred
		in	comprehensive	currency		tax	tax
	Net balance	profit or loss	income	translation	Net	assets	liabilities
	k€	k€	k€	k€	k€	k€	k€
Property, plant and equipment	(11,533)	(18,057)	—	199	(29,391)	2,252	(31,643)
Intangible assets	(13,300)	15,910	—	—	2,610	3,563	(953)
Rights of use assets	(29,609)	5,495	—	—	(24,114)	—	(24,114)
Financial assets	(2,830)	(33,209)	419	—	(35,620)	978	(36,598)
Provisions and deferred income	8,121	(8,127)	(316)	—	(322)	4,856	(5,178)
Lease obligations	24,701	(852)	—	—	23,849	23,849	—
Other	6,312	9,704	1,774	(783)	17,007	17,201	(194)
Tax credits	461	(319)	—	—	142	142	—
Loss carryforward	13,870	34,786	—	—	48,656	48,656	—
Total	(3,807)	5,331	1,877	(584)	2,817	101,497	(98,680)
Offsetting of tax	—	—	—	—	—	(84,164)	84,164
Net	(3,807)	5,331	1,877	(584)	2,817	17,333	(14,516)

	Jan 1, 2023		Recognised in		Dec 31, 2023
		Recognised	other	Foreign		Deferred	Deferred
		in	comprehensive	currency		tax	tax
	Net balance	profit or loss	income	translation	Net	assets	liabilities
	k€	k€	k€	k€	k€	k€	k€
Property, plant and equipment	(9,457)	(2,096)	—	20	(11,533)	1,807	(13,340)
Intangible assets	(19,646)	6,285	—	61	(13,300)	4,004	(17,304)
Rights of use assets	(28,839)	(770)	—	—	(29,609)	—	(29,609)
Financial assets	(1,446)	(965)	(419)	—	(2,830)	783	(3,613)
Provisions and deferred income	9,250	(1,142)	13	—	8,121	8,347	(226)
Lease obligations	25,278	(577)	—	—	24,701	24,701	—
Other	4,244	2,068	—	—	6,312	6,942	(630)
Tax credits	273	188	—	—	461	461	—
Loss carryforward	12,146	1,606	—	118	13,870	13,870	—
Total	(8,197)	4,597	(406)	199	(3,807)	60,915	(64,722)
Offsetting of tax	—	—	—	—	—	(46,585)	46,585
Net	(8,197)	4,597	(406)	199	(3,807)	14,330	(18,137)

-Unrecognized deferred tax liabilities-

Concerning undistributed foreign subsidiaries earnings, temporary differences in the amount of € 16,023k were not recognized according to IAS 12.39 (December 31, 2023: € 15,842k) as the Group controls the timing of such reversal and it is not planned to distribute the foreign subsidiaries earnings.

-Unrecognized deferred tax assets-

The Group’s deferred tax assets are recorded to the extent it is probable that such tax benefits would be realized in future years. As of December 31, 2024, deferred tax assets on tax loss carryforwards were not fully recognized for three German entities as well as one Italian entity and not recognized for the entities located in the United States, Austria and India. In the following schedule, tax loss carryforwards, interest carryforwards and tax credits for which no deferred tax assets were recorded are shown. Tax loss carryforwards on different types of income taxes were aggregated into one total amount.

	2024	2023	2022
	k€	k€	k€
Tax loss carryforwards (not expiring)	865,323	572,204	474,989
Time-limited tax losses
- expiring until 2029 (2023: 2028)	31,648	24,768	13,297
- expiring 2030 to 2034 (2023: 2029 - 2033)	32,019	32,179	45,696
- expiring after 2034 (2023: 2033)	27,303	38,243	57,662
Tax credits	1,337	1,181	1,313
Total	957,630	668,575	592,958

The table above does not include U.S. tax losses which are subject to s382 restrictions.

In addition to unrecognized deferred tax assets from tax loss carryforwards, a net asset position for temporary differences amounting to € 10,329k (December 31, 2023: € 14,323k, December 31, 2022: € 11,354k) was not recognized as of December 31, 2024, as there was no sufficient taxable income foreseen.

-Non-current and current tax assets-

Non-current tax assets as of December 31, 2024 mainly relate to tax refunds from tax development programs in the context of qualifying R&D expenses in France (crédit d’impôt recherche) and Italy (December 31, 2023: mainly related to France).

Current tax assets as of December 31, 2024 mainly comprise of tax refunds in relation with qualifying R&D projects in in the UK, Italy and Germany (December 31, 2023: mainly related to UK).